Financial Risk and Fair Value Disclosures - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivables from the top ten customers	67.00%	56.00%
Profit or loss attributable to change in unrealized gains or losses for financial assets without quoted market prices held at end of period	$ (1,329)	$ (74)	$ 330
Profit or loss attributable to change in unrealized gains or losses for financial liabilities without quoted market prices held at end of period	(581)	829	(360)
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in profit due to percentage increase in market risk	36	19	39
Increase (decrease) in profit due to percentage decrease in market risk	$ (36)	$ (19)	$ (39)
Equity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	5.00%	5.00%	5.00%
Increase (decrease) in profit due to percentage increase in market risk	$ 270	$ 285	$ 393
Percentage decrease in market risk	5.00%	5.00%	5.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ (270)	$ (285)	$ (393)
Increase (decrease) in other comprehensive income due to percentage increase in market risk	722	579	867
Increase (decrease) in other comprehensive income due to percentage decrease in market risk	$ (722)	$ (579)	$ (867)
Taiwan, New Dollars [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk	$ 620	$ 1,305	$ 1,104
Percentage decrease in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ (620)	$ (1,305)	$ (1,104)
China, Yuan Renminbi [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk	$ 582	$ 572	$ 375
Percentage decrease in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ (582)	$ (572)	$ (375)
Japan, Yen [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk	$ 290	$ 538	$ 434
Percentage decrease in market risk	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ (290)	$ (538)	$ (434)
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets transfer from level two to level one	$ 655